UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     February 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $106,084 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      817     9998 SH       SOLE                     9998
ABBOTT LABS                    COM              002824100     1022    18171 SH       SOLE                    18171
AIR PRODS & CHEMS INC          COM              009158106      816     9578 SH       SOLE                     9578
AT&T INC                       COM              00206r102      829    27416 SH       SOLE                    27416
BROADCOM CORP                  CL A             111320107      637    21695 SH       SOLE                    21695
CHEVRON CORP NEW               COM              166764100     1052     9886 SH       SOLE                     9886
CISCO SYS INC                  COM              17275R102     1353    74835 SH       SOLE                    74835
COMCAST CORP NEW               CL A             20030N101      880    37097 SH       SOLE                    37097
CONOCOPHILLIPS                 COM              20825c104     1008    13832 SH       SOLE                    13832
DISNEY WALT CO                 COM DISNEY       254687106      906    24151 SH       SOLE                    24151
DU PONT E I DE NEMOURS & CO    COM              263534109      912    19930 SH       SOLE                    19930
DUKE ENERGY CORP NEW           COM              26441c105     1053    47866 SH       SOLE                    47866
E M C CORP MASS                COM              268648102      844    39166 SH       SOLE                    39166
EMERSON ELEC CO                COM              291011104      794    17038 SH       SOLE                    17038
EXELON CORP                    COM              30161n101      820    18901 SH       SOLE                    18901
EXXON MOBIL CORP               COM              30231G102     1055    12445 SH       SOLE                    12445
GENERAL ELECTRIC CO            COM              369604103      983    54903 SH       SOLE                    54903
GOOGLE INC                     CL A             38259p508     1389     2150 SH       SOLE                     2150
HOME DEPOT INC                 COM              437076102     1054    25080 SH       SOLE                    25080
ILLINOIS TOOL WKS INC          COM              452308109      798    17080 SH       SOLE                    17080
INTEL CORP                     COM              458140100      990    40821 SH       SOLE                    40821
ISHARES TR                     RUSSELL MIDCAP   464287499     4142    42082 SH       SOLE                    42082
ISHARES TR                     RUSSELL 2000     464287655     3777    51218 SH       SOLE                    51218
ISHARES TR                     DJ US FINL SEC   464287788     2455    50048 SH       SOLE                    50048
JEFFERSON BANCSHARES INC TEN   COM              472375104       27    11646 SH       SOLE                    11646
JOHNSON & JOHNSON              COM              478160104     1038    15829 SH       SOLE                    15829
MICROSOFT CORP                 COM              594918104     1169    45031 SH       SOLE                    45031
NORFOLK SOUTHERN CORP          COM              655844108      277     3800 SH       SOLE                     3800
ORACLE CORP                    COM              68389X105     1039    40503 SH       SOLE                    40503
PARKER HANNIFIN CORP           COM              701094104      843    11054 SH       SOLE                    11054
PEPSICO INC                    COM              713448108      901    13579 SH       SOLE                    13579
PROCTER & GAMBLE CO            COM              742718109     1338    20052 SH       SOLE                    20052
SAKS INC                       COM              79377W108       97    10000 SH       SOLE                    10000
SCHLUMBERGER LTD               COM              806857108      818    11977 SH       SOLE                    11977
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      893    12920 SH       SOLE                    12920
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     2129   163744 SH       SOLE                   163744
SPDR S&P 500 ETF TR            TR UNIT          78462f103    32755   260994 SH       SOLE                   260994
SPDR SERIES TRUST              S&P PHARMAC      78464a722      994    19360 SH       SOLE                    19360
SPDR SERIES TRUST              S&P BIOTECH      78464a870      965    14534 SH       SOLE                    14534
TARGET CORP                    COM              87612E106      868    16938 SH       SOLE                    16938
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    11002   171101 SH       SOLE                   171101
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     5344   139853 SH       SOLE                   139853
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866     4806   100991 SH       SOLE                   100991
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     5924   193402 SH       SOLE                   193402
WAL MART STORES INC            COM              931142103      950    15904 SH       SOLE                    15904
WALGREEN CO                    COM              931422109      770    23284 SH       SOLE                    23284
ZIMMER HLDGS INC               COM              98956p102      751    14051 SH       SOLE                    14051
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